FINANCIAL RISK MANAGEMENT - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents held in 3 Ukrainian banks | Concentration of credit risk
Disclosure of detailed information about financial instruments [line items]
Percentage of risk exposure	0.47	0.55